SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     06/30/2003
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 11, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $79565 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      281     2180 SH       SOLE                                       2180
Abbott Labs                    COM              002824100      229     5222 SH       SOLE                                       5222
Albertsons Inc.                COM              013104104      425    22155 SH       SOLE                                      22155
Altria Group Incorporated      COM              718154107      303     6659 SH       SOLE                                       6659
American International Group   COM              026874107     2622    47517 SH       SOLE                                      47517
Automatic Data Processing      COM              053015103     1913    56501 SH       SOLE                                      56501
BP PLC                         COM              055622104     1920    45690 SH       SOLE                                      45690
Bristol Myers Squibb           COM              110122108     1215    44735 SH       SOLE                                      44735
Canon Inc. ADR                 COM              138006309     2612    57209 SH       SOLE                                      57209
ChevronTexaco                  COM              166751107      396     5483 SH       SOLE                                       5483
Cisco Systems                  COM              17275R102      582    34641 SH       SOLE                                      34641
Coca-Cola                      COM              191216100     2394    51585 SH       SOLE                                      51585
Compass Bancshares Inc.        COM              20449H109     1052    30300 SH       SOLE                                      30300
Del Monte Foods Co.            COM              24522P103      130    14657 SH       SOLE                                      14657
Dell Inc.                      COM              24702r101      237     7438 SH       SOLE                                       7438
Donaldson Co.                  COM              257651109     3456    77748 SH       SOLE                                      77748
Dover Corp.                    COM              260003108     2131    71125 SH       SOLE                                      71125
Emerson Electric               COM              291011104     2251    44060 SH       SOLE                                      44060
Exxon Mobil                    COM              30231G102     2081    57960 SH       SOLE                                      57960
General Electric               COM              369604103      661    23034 SH       SOLE                                      23034
H J Heinz Co.                  COM              423074103     1501    45502 SH       SOLE                                      45502
Home Depot                     COM              437076102     1552    46848 SH       SOLE                                      46848
Illinois Tool Works            COM              452308109     2956    44895 SH       SOLE                                      44895
Intel Corp.                    COM              458140100      654    31447 SH       SOLE                                      31447
Johnson & Johnson              COM              478160104     3419    66123 SH       SOLE                                      66123
Luminex Corp                   COM              55027E102      323    62741 SH       SOLE                                      62741
Merck                          COM              589331107     3402    56187 SH       SOLE                                      56187
Microsoft Corp                 COM              594918104     1969    76790 SH       SOLE                                      76790
Molex Inc.                     COM              608554101     2006    74335 SH       SOLE                                      74335
National Instruments Corp.     COM              636518102      221     5825 SH       SOLE                                       5825
Nokia                          COM              654902204      560    34113 SH       SOLE                                      34113
Nordson Corp.                  COM              655663102     1742    71150 SH       SOLE                                      71150
Pepsico Inc.                   COM              713448108      427     9589 SH       SOLE                                       9589
Pfizer, Inc.                   COM              717081103      883    25863 SH       SOLE                                      25863
Procter & Gamble               COM              742718109     3385    37952 SH       SOLE                                      37952
Reuters Group PLC              COM              76132m102      422    24120 SH       SOLE                                      24120
Royal Dutch                    COM              780257804     2321    49777 SH       SOLE                                      49777
SBC Communications             COM              78387G103     1573    61561 SH       SOLE                                      61561
San Juan Basin Royalty Trust   COM              798241105     5760   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     1503    80820 SH       SOLE                                      80820
Schlumberger Ltd               COM              806857108     1861    39114 SH       SOLE                                      39114
Sigma-Aldrich                  COM              826552101     2777    51120 SH       SOLE                                      51120
Sysco Corp.                    COM              871829107     2903    96649 SH       SOLE                                      96649
Telefonica de Espana           COM              879382208      565    16353 SH       SOLE                                      16353
Unilever N.V.                  COM              904784709     1873    34677 SH       SOLE                                      34677
Verizon Communications         COM              92343v104      224     5680 SH       SOLE                                       5680
W.W. Grainger                  COM              384802104     2634    56335 SH       SOLE                                      56335
Wal-Mart Stores                COM              931142103     1940    36147 SH       SOLE                                      36147
Weyerhaeuser                   COM              962166104     1321    24455 SH       SOLE                                      24455
REPORT SUMMARY		       49 DATA RECORDS		     79565         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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